Long-term debt - Summary of movement in the carrying value of the long term loan (Detail) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2022
Disclosure of detailed information about borrowings [line items]
Cash paid on repayment		$ 1,495
Marathon Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Term loan	$ 57,974	0	$ 37,894
Transaction costs		0
Consideration for the Fifth Amendment	540
Accretion expense	800	1,131
Cash paid on repayment		(60,600)
Costs related to repayment		(4,403)
Loss on repayment		5,898
Issuance	20,000	0
Costs related to issuance		0
Marathon Term Loan [Member] | Loan Facility Tranche 2 Loan [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs	(1,182)
Costs related to issuance	(1,182)
Marathon Term Loan [Member] | Marathon Warrants [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs	(78)
Costs related to issuance	(78)
Td Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Term loan	0	24,791	0
Transaction costs		(209)
Consideration for the Fifth Amendment	0
Accretion expense	0	0
Cash paid on repayment		0
Costs related to repayment		0
Loss on repayment		0
Issuance	0	25,000
Costs related to issuance		(209)
Td Term Loan [Member] | Loan Facility Tranche 2 Loan [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs	0
Costs related to issuance	0
Td Term Loan [Member] | Marathon Warrants [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs	0
Costs related to issuance	0
TD Revolver [Member]
Disclosure of detailed information about borrowings [line items]
Term loan	0	4,874	0
Transaction costs		(126)
Consideration for the Fifth Amendment	0
Accretion expense	0	0
Cash paid on repayment		0
Costs related to repayment		0
Loss on repayment		0
Issuance	0	5,000
Costs related to issuance		(126)
TD Revolver [Member] | Loan Facility Tranche 2 Loan [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs	0
Costs related to issuance	0
TD Revolver [Member] | Marathon Warrants [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs	0
Costs related to issuance	0
IQ Subordinated Loan [Member]
Disclosure of detailed information about borrowings [line items]
Term loan	0	14,767	$ 0
Transaction costs		(233)
Accretion expense	0	0
Cash paid on repayment		0
Costs related to repayment		0
Loss on repayment		0
Issuance	0	15,000
Costs related to issuance		$ (233)
IQ Subordinated Loan [Member] | Loan Facility Tranche 2 Loan [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs	0
Costs related to issuance	0
IQ Subordinated Loan [Member] | Marathon Warrants [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs	0
Costs related to issuance	$ 0